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                         SUPPLEMENT DATED JUNE 8, 2000
                                       to

                          PROSPECTUS DATED MAY 1, 2000
                                      for

             Individual Flexible Payment Variable Annuity Contract

                                   Issued by

                     MONY Life Insurance Company of America
                        MONY America Variable Account A

EFFECTIVE JUNE 8, 2000 THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

     In August 2000, the Mortality and Expense Risk charge under the Contract will be increased from an annual rate of 1.25% to an annual rate of 1.35%. The Mortality and Expense Risk charge is deducted from the value of the net assets of the Separate Account. The rate is guaranteed not to exceed an annual rate of 1.35%.

     Also in August 2000, a 1 Year Enhanced Death Benefit option will be added to the Contract at no additional charge.

Form No. 14426 SL (6/8/00)                                    Reg. No. 333-59717
Form No. 14520 SL (6/8/00)                                     Reg. No. 33-20453